Financial Instruments (Details Narrative) $ in Millions	3 Months Ended
Feb. 28, 2023 USD ($)
Financial instruments
Foreign Exchange Risk Movement In Currency Percentage	10.00%
Foreign Exchange Risk Loss And Other Comprehensive Loss Amount Affected	$ 0.1